Leases - Supplemental information, operating leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities	€ 3,722	€ 3,828